UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
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Check here if Amendment [ ]; Amendment Number: --------------
     This Amendment (Check only one.):       [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Seth W. Hamot*
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Address:       c/o Roark, Rearden & Hamot Capital Management, LLC
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               200 Clarendon Street, 25th Floor
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               Boston, MA 02116
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Form 13F File Number:  28-11733
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
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Phone:    (617) 595-4400
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Signature, Place, and Date of Signing:

/s/ Seth W. Hamot     Boston, MA     November 14, 2012
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* Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital
Management, LLC and the managing member of Roark, Rearden & Hamot, LLC. Roark, Rearden & Hamot Capital Management, LLC is the management company to
Costa Brava Partnership III L.P. Roark, Rearden & Hamot, LLC is the general partner of Costa Brava Partnership III L.P.

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
     28-11722            Roark, Rearden & Hamot Capital Management, LLC
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